De-recognition of Statute Barred Payables - Additional Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Derecognized Of Payable, Reversed Into Expenses	$ 79
General and Administrative Expense [Member]
Derecognized Of Payable, Reversed Into Expenses	23
Research and Development Expense [Member]
Derecognized Of Payable, Reversed Into Expenses	$ 56